TAXATION (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) income before income taxes	$ (50,357)	$ (745,660)	$ 1,007,110
Statutory EIT rate	25.00%	25.00%	25.00%
Income tax (benefit) expense computed at statutory EIT rate	$ (12,589)	$ (186,415)	$ 251,778
Reconciling items:
International tax rate differential	46	0	0
Non-deductible expenses	132,498	57,401	5,771
Valuation allowance	(108,388)	129,014	0
Income tax expense	$ 11,567	$ 0	$ 257,549
Effective tax rate	(23.00%)	0.00%	25.60%